Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents	For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of the following:

	December 31 2020	December 31 2019
	$	$
Cash	278.7	208.1
Cash in escrow	4.5	—
Unrestricted investments	6.3	15.4
Cash and deposits	289.5	223.5
Bank indebtedness	(4.7)	(19.5)
Cash and cash equivalents	284.8	204.0